Property, Plant and Equipment Disposition of Assets (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2014 rig	Sep. 30, 2014	Dec. 31, 2013 rig	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Disposals	$ 0.2
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Net of Tax				(0.5)
KAZAKHSTAN
Property, Plant and Equipment [Line Items]
Number Of Land Rigs And Related Equipment Sold		2
Disposal Group, Including Discontinued Operation, Assets					3.8
Property, Plant and Equipment, Disposals			3.5
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Net of Tax					0.3
NEW ZEALAND
Property, Plant and Equipment [Line Items]
Number Of Land Rigs And Related Equipment Sold				2
Disposal Group, Including Discontinued Operation, Assets		2.3
Property, Plant and Equipment, Disposals				3.2
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Net of Tax		(0.9)
OKLAHOMA
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Disposals				0.8
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Net of Tax		0.1
MEXICO
Property, Plant and Equipment [Line Items]
Disposal Group, Including Discontinued Operation, Assets					0.3
Property, Plant and Equipment, Disposals			0.5
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Net of Tax					$ 0.2